Summary of Fixed Rate Notes Payable (Detail) - Fixed Rate Secured Debt - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 320,200,000	$ 311,700,000	$ 200,600,000
Carrying Value	$ 302,205,553	$ 302,820,786	$ 207,357,391